UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2018 (Unaudited)

Description	Shares		Value($)
Common Stocks - 99.7%
Automobiles & Components - 1.7%
Gentex	124,915		2,680,676
Lear	46,675		6,767,875
			9,448,551
Banks - 2.7%
Cathay General Bancorp	34,205		1,417,455
Citizens Financial Group	25,400		979,678
Comerica	97,240		8,771,048
Regions Financial	206,135		3,782,577
			14,950,758
Capital Goods - 8.3%
Allison Transmission Holdings	164,265		8,543,423
Curtiss-Wright	61,420		8,440,336
Harris	3,555		601,542
HuntingtonIngallsIndustries	28,005		7,171,520
Ingersoll-Rand	50,900		5,207,070
Spirit Aero Systems Holdings, Cl. A	97,460		8,934,158
Terex	200,530	[a]	8,003,152
			46,901,201
Commercial & Professional Services - 2.9%
Copart	142,215	[a,b]	7,328,339
Dun& Brad street	62,095		8,849,159
			16,177,498
Consumer Durables & Apparel - 5.1%
D.R. Horton	26,435		1,115,028
Deckers Outdoor	63,570	[a,b]	7,538,131
KB Home	73,680	[a]	1,761,689
NVR	2,370	[b]	5,855,796
Pulte Group	286,390		7,093,880
Toll Brothers	102,240		3,376,987
TRI Pointe	139,850	[a,b]	1,734,140
			28,475,651
Consumer Services - 1.4%
Hilton Worldwide Holdings	24,190		1,954,068
Hyatt Hotels,Cl.A	74,425		5,923,486
			7,877,554
Diversified Financials - 6.0%
Discover Financial Services	131,070		10,020,302
Fact Set Research Systems	8,770	[a]	1,961,937
LPL Financial Holdings	127,455		8,222,122

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 99.7% (continued)
Diversified Financials - 6.0% (continued)
Moody's	10,130		1,693,736
SE IInvestments	39,875		2,436,363
Synchrony Financial	294,220		9,144,358
			33,478,818
Energy - 4.6%
Continental Resources	25,525	[a,b]	1,742,847
HollyFrontier	124,215		8,682,629
Marathon Petroleum	97,085		7,763,887
PBF Energy, Cl. A	154,775		7,724,820
			25,914,183
Food, Beverage & Tobacco - 2.2%
Con Agra Brands	242,210		8,227,874
Ingredion	40,700		4,271,872
			12,499,746
Health Care Equipment & Services - 6.1%
Cerner	22,085	[b]	1,422,495
Cigna	4,040		841,330
Edwards Lifesciences	5,730	[b]	997,593
Haemonetics	70,820	[b]	8,114,556
ICU Medical	6,910	[b]	1,953,803
IDEXX Laboratories	2,630	[b]	656,606
Res Med	17,275		1,992,499
Varian Medical Systems	77,560	[b]	8,681,291
Well Care Health Plans	30,825	[b]	9,879,104
			34,539,277
Insurance - 6.9%
CNO Financial Group	272,690		5,786,482
First American Financial	99,160		5,115,664
Kemper	43,390		3,490,726
Lincoln National	110,605		7,483,534
Torchmark	100,625		8,723,181
Unum	214,660		8,386,766
			38,986,353
Materials - 3.8%
Celanese, Ser. A	31,535		3,594,990
Chemours	14,830		584,895
Huntsman	259,900		7,077,077
Louisiana-Pacific	163,205		4,323,300
Westlake Chemical	72,345		6,012,593
			21,592,855
Pharmaceuticals Biotechnology & Life Sciences - 7.5%
Agilent Technologies	116,170		8,194,632
Bruker	29,820		997,479
Illumina	4,180	[b]	1,534,311

Description	Shares		Value($)
Common Stocks - 99.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.5%
(continued)
Mettler-Toledo International	13,615	[b]	8,291,263
Nektar Therapeutics	100,630	[a,b]	6,134,405
Waters	45,315	[b]	8,821,924
Zoetis	90,615		8,296,709
			42,270,723
Real Estate - 6.2%
First Industrial Realty Trust	249,110	[c]	7,822,054
Host Hotels & Resorts	345,950	[c]	7,299,545
Kilroy Realty	8,825	[a,c]	632,664
Lamar Advertising, Cl. A	63,190	[c]	4,916,182
Piedmont Office Realty Trust, Cl. A	19,550	[c]	370,082
Prologis	119,795	[c]	8,120,903
Weingarten Realty Investors	192,870	[c]	5,739,811
			34,901,241
Retailing - 7.0%
BestBuy	123,925		9,834,688
Dick's Sporting Goods	172,955	[a]	6,136,443
FootLocker	85,180		4,342,476
Kohl's	103,140		7,689,087
Ross Stores	113,140		11,212,174
			39,214,868
Semiconductors & Semiconductor Equipment - 3.4%
KLA-Tencor	50,410		5,127,201
Lam Research	52,530		7,968,801
ON Semiconductor	78,975	[b]	1,455,509
Skyworks Solutions	52,600		4,771,346
			19,322,857
Software & Services - 12.3%
Cadence Design Systems	14,020	[b]	635,386
CDK Global	126,485		7,912,902
Citrix Systems	72,230	[b]	8,029,087
DXCTechnology	107,440		10,047,789
FairIsaac	15,220	[b]	3,478,531
Fiserv	134,440	[b]	11,075,167
MAXIMUS	117,985		7,676,104
Paychex	137,085		10,096,310
Red Hat	36,565	[a,b]	4,983,078
VeriSign	33,630	[b]	5,384,836
			69,319,190
Technology Hardware & Equipment - 5.2%
Arista Networks	12,250	[b]	3,256,785
CDW	46,015		4,091,654
F5 Networks	45,745	[b]	9,122,468

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value($)
Common Stocks - 99.7% (continued)
Technology Hardware & Equipment - 5.2% (continued)
NetApp	106,235	9,124,524
Zebra Technologies, Cl. A	21,165 [b]	3,742,607
		29,338,038
Transportation - .6%
Old Dominion Freight Line	20,300	3,273,578
Utilities - 5.8%
CMS Energy	39,865	1,953,385
IDACORP	34,875 [a]	3,460,646
MDU Resources	302,990	7,783,813
NorthWestern	88,355	5,182,904
NRG Energy	171,260	6,405,124
OGEEnergy	219,270	7,963,886
		32,749,758
Total Investments (cost $466,534,872)	99.7%	561,232,698
Cash and Receivables (Net)	.3%	1,460,146
Net Assets	100.0%	562,692,844

[a]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $37,956,758 and the value of the collateral held by the fund was $38,773,190, consisting of U.S. Government & Agency securities.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level1-	Level2-Other	Level3-Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	561,232,698	-	-	561,232,698

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $94,697,826, consisting of $109,439,617 gross unrealized appreciation and $14,741,791 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)